Investment Securities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Securities, Available-for-sale [Line Items]
Cost/ Amortized Cost	$ 1,611	$ 1,666
Unrealized Gains	14	10
Unrealized Losses	(9)	(12)
Fair Value	1,616	1,664
Cost method investments	1	1
Bonds
Debt Securities, Available-for-sale [Line Items]
Cost/ Amortized Cost	1,574	1,631
Unrealized Gains	12	9
Unrealized Losses	(8)	(11)
Fair Value	1,578	1,629
U.S. government and government sponsored entities
Debt Securities, Available-for-sale [Line Items]
Cost/ Amortized Cost	28	31
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	28	31
Obligations of states, municipalities, and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Cost/ Amortized Cost	135	145
Unrealized Gains	0	1
Unrealized Losses	0	(1)
Fair Value	135	145
Certificates of Deposit and Commercial Paper
Debt Securities, Available-for-sale [Line Items]
Cost/ Amortized Cost	60
Unrealized Gains	0
Unrealized Losses	0
Fair Value	60
Non-U.S. government and government sponsored entities
Debt Securities, Available-for-sale [Line Items]
Cost/ Amortized Cost	126	119
Unrealized Gains	0	0
Unrealized Losses	(1)	(1)
Fair Value	125	118
Corporate debt
Debt Securities, Available-for-sale [Line Items]
Cost/ Amortized Cost	941	1,024
Unrealized Gains	12	8
Unrealized Losses	(5)	(7)
Fair Value	948	1,025
RMBS
Debt Securities, Available-for-sale [Line Items]
Cost/ Amortized Cost	100	101
Unrealized Gains	0	0
Unrealized Losses	(1)	(1)
Fair Value	99	100
CMBS
Debt Securities, Available-for-sale [Line Items]
Cost/ Amortized Cost	88	109
Unrealized Gains	0	0
Unrealized Losses	(1)	(1)
Fair Value	87	108
CDO/ABS
Debt Securities, Available-for-sale [Line Items]
Cost/ Amortized Cost	96	102
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	96	102
Preferred stocks
Debt Securities, Available-for-sale [Line Items]
Cost/ Amortized Cost	15	17
Unrealized Gains	0	0
Unrealized Losses	(1)	(1)
Fair Value	14	16
Common Stock
Debt Securities, Available-for-sale [Line Items]
Cost/ Amortized Cost	21	16
Unrealized Gains	2	1
Unrealized Losses	0	0
Fair Value	23	17
Other long-term investments
Debt Securities, Available-for-sale [Line Items]
Cost/ Amortized Cost	1	2
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	$ 1	$ 2